Right-of-use assets	12 Months Ended
Dec. 31, 2021
Right-of-use assets
Right-of-use assets

8     Right-of-use assets

Leased
premises
$
Year ended December 31, 2020
Opening net book value	1,693
Foreign exchange	36
Depreciation	(305)
Closing net book value	1,424

As at December 31, 2020
Cost	1,918
Accumulated depreciation	(494)
Net book value	1,424

Year ended December 31, 2021
Opening net book value	1,424
Addition	18
Foreign exchange	6
Depreciation	(332)
Closing net book value	1,116

As at December 31, 2021
Cost	1,918
Accumulated depreciation	(802)
Net book value	1,116

The Company leases office premises in Mississauga, Canada, China, Beijing and Vantaa, Finland. These lease agreements are typically entered into for three to ten-year periods.